Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive income (loss) [1]	Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Balance, beginning of year at Dec. 31, 2020	$ 3,436			$ 2,896	$ 942	$ 38	$ (1,826)			$ 302	$ 2,352			$ 1,084
Changes in equity [abstract]
Net earnings (loss)	(425)						(537)				(537)			112
Other comprehensive income (loss):
Net losses on translating net assets of foreign operations, net of hedges and of tax	(14)									(14)	(14)
Net losses on derivatives designated as cash flow hedges, net of tax	(208)									(208)	(208)
Net actuarial gains on defined benefits plans, net of tax	37									37	37
Intercompany and third-party FVTOCI investments	0									29	29			(29)
Total comprehensive loss	(610)						(537)			(156)	(693)			83
Dividends	(39)	$ (51)	$ (39)					$ (51)	$ (39)			$ (51)	$ (39)
Effect of share-based payment plans	13			5		8					13
Distributions paid and payable, to non-controlling interests	(156)													(156)
Balance, end of year at Dec. 31, 2021	2,593			2,901	942	46	(2,453)			146	1,582			1,011
Changes in equity [abstract]
Net earnings (loss)	161						50				50			111
Other comprehensive income (loss):
Net losses on translating net assets of foreign operations, net of hedges and of tax	(4)									(4)	(4)
Net losses on derivatives designated as cash flow hedges, net of tax	(456)									(456)	(456)			0
Net actuarial gains on defined benefits plans, net of tax	37									37	37
Intercompany and third-party FVTOCI investments	(1)									55	55			(56)
Total comprehensive loss	(263)						50			(368)	(318)			55
Dividends	(46)	$ (57)	$ (46)					$ (57)	$ (46)			$ (57)	$ (46)
Shares purchased under NCIB	(54)			(46)			(8)				(54)
Effect of share-based payment plans	3			8		(5)					3
Distributions paid and payable, to non-controlling interests	(187)													(187)
Balance, end of year at Dec. 31, 2022	$ 1,989			$ 2,863	$ 942	$ 41	$ (2,514)			$ (222)	$ 1,110			$ 879

[1]	Refer to Note 30 for details on components of and changes in, accumulated other comprehensive income (loss).